LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2020
LEASE OBLIGATIONS [Abstract]
Lease obligations
The Company’s  lease obligations as at December 31, 2020 and 2019 and the changes for the years then ended are as follows:

$

Balance, December 31, 2018	509,360
Interest expense	29,958
Payments	(336,520)
Balance, December 31, 2019	202,798
Lease additions	358,423
Lease termination	(2,623)
Interest expense	28,671
Payments	(374,366)
Balance, December 31, 2020	212,903

Future Minimum Lease Payments under Lease Obligations
The Company’s future minimum lease payments under the lease obligations as at December 31, 2020 and December 31 2019 are as follows:

	December 31, 2020 $	December 31, 2019 $

Less than 1 year	104,745	204,323
1-5 years	134,784	6,013
5 + years	-	-
Total minimum lease payments	239,529	210,336
Less: Imputed Interest	(26,626)	(7,538)
Total lease obligations	212,903	202,798
Current portion of lease obligations	(92,736)	(196,957)
Non-current portion of lease obligations	120,167	5,841